Operating leases and rental payments (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Finance Lease And Operating Lease By Lessee Line Items
Future minimum rental payments under non-cancelable operating leases	€ 5,527,638,000	€ 4,505,026,000
Operating lease expense	831,793,000	823,446,000	€ 756,393,000
Less than 1 year
Disclosure Of Finance Lease And Operating Lease By Lessee Line Items
Future minimum rental payments under non-cancelable operating leases	822,331,000	728,312,000
1 to 3 Years
Disclosure Of Finance Lease And Operating Lease By Lessee Line Items
Future minimum rental payments under non-cancelable operating leases	1,450,399,000	1,246,719,000
3 to 5 Years
Disclosure Of Finance Lease And Operating Lease By Lessee Line Items
Future minimum rental payments under non-cancelable operating leases	1,096,837,000	934,725,000
Over 5 Years
Disclosure Of Finance Lease And Operating Lease By Lessee Line Items
Future minimum rental payments under non-cancelable operating leases	€ 2,158,071,000	€ 1,595,270,000